Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 235	$ 224	$ 131	$ 458	$ 280
M&A and corporate finance fees	262	234	156	496	335
Brokerage fees	1,095	1,019	800	2,115	1,681
Investment fund fees	1,358	1,201	1,179	2,559	2,357
Portfolio management and related services	2,678	2,456	2,254	5,134	4,464
Other	562	472	487	1,034	967
Total fee and commission income	6,190	5,607	5,008	11,797	10,083
Fee and commission expense	589	458	419	1,047	866
Net fee and commission income	5,601	5,148	4,589	10,750	9,217
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	3,697	3,489	3,117
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	589	489	469
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	774	656	664
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	1,110	975	780
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	42	3	0
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(22)	(5)	(22)
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	4,076	3,668	3,496	7,744	6,909
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	2,089	1,915	1,504	4,004	3,143
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 25	$ 24	$ 7	$ 49	$ 31